Guggenheim Active INvestment Series GAINS Core Plus Fund Annual Total Returns	12 Months Ended
Dec. 31, 2025
Guggenheim Active INvestment Series GAINS Core Plus Fund | SMA
Prospectus [Line Items]
Annual Return [Percent]	8.48%